Organization and Principal Activities (Details) - Schedule of consolidated statements of operations and comprehensive (loss)/Income - Restated [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Net Revenue	$ 48,184,958	$ 32,524,013	$ 13,856,734
Net (loss)/income	$ (5,969,762)	$ 3,365,002	$ (7,056,042)